ACQUISITION, DISPOSITION AND DECONSOLIDATION - Assets acquired and liabilities assumed (Details) (USD $)	12 Months Ended
Dec. 31, 2012
ACQUISITION, DISPOSITION AND DECONSOLIDATION
Current assets (including cash of $11,164,514)	$ 13,069,511
Note receivable	2,000,000
Prepaid expenses - long term portion	41,912
Property and equipment	39,912
Liabilities assumed (including a 12% note payable of $50,000)	(293,659)
Net purchase price	$ 14,857,676